Related Party Transactions	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Related Party Transactions

12.	RELATED PARTY TRANSACTIONS

The Company rents commercial space in Toronto, Canada, beginning in 2003, with a month-to-month agreement for rent for CDN $3,500.  Rent expense for the year ended December 31, 2011 under this lease amounted to $43,748 (December 31, 2010 and 2009 – $43,174 and $39,936, respectively).  Rent was paid to a corporation that is controlled by a director of the Company.  As at December 31, 2011, the Company owed the corporation $80,827 (December 31, 2010 - $56,706), which is included in accounts payable and accrued liabilities.

The Company paid $124,994 (2010 - $124,957 and 2009 - $125,000) of consulting fees to a director.  As at December 31, 2011, the Company owed the director $724,445 (December 31, 2010 - $677,924), which is included in accounts payable and accrued liabilities.

The Company issued nil shares of common stock (December 31, 2010 and 2009 – nil shares and 5,000,000 shares, respectively) to extinguish debt due to a director of the Company.  These shares were valued at a total of $Nil (December 31, 2010 and 2009 - $Nil and $43,785, respectively) based on the closing share price on the date of issuance.

The Company’s related party transactions were consummated on terms equivalent to those that prevail in arm’s length transactions.